Simplify Aggregate Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 94.1%
Fixed Income Funds - 94.1%
iShares Core U.S. Aggregate Bond ETF(a)(b)
(Cost $401,826,122) ...................................................... 4,100,066 $ 407,013,552
Principal
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 3.62%, 4/14/2026 (c)
(Cost $2,197,171) ........................................................ $ 2,200,000 2,197,122
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $323,461) .......................................................... 323,461 323,461
Total Investments – 99.9%
(Cost $427,088,121) ............................................................ $ 432,180,060
Other Assets in Excess of Liabilities – 0.1% ............................................ 631,326
Net Assets – 100.0% ............................................................. $ 432,811,386
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
2-Year U.S. Treasury Note Futures, April Strike Price $103.375, Expires
4/24/26 ...................................................... (200) $ (41,350,000) $ (40,625)
U.S. Long Bond, April Strike Price $109, Expires 4/24/26 ................ (350) (38,150,000) (65,625)
U.S. Long Bond, May Strike Price $106, Expires 5/22/26 ................ (300) (31,800,000) (75,000)
(181,250)
Calls – Exchange-Traded – (0.0)%†
U.S. Long Bond, April Strike Price $119, Expires 4/24/26 ................ (350) $ (41,650,000) $ (49,219)
U.S. Long Bond, April Strike Price $120, Expires 4/24/26 ................ (350) (42,000,000) (32,812)
(82,031)
Total Written Options (Premiums Received $524,246) .................................... $ (263,281)
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures .............. 470 $ 52,192,031 6/18/26 $ (447,969)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $163,796 have been pledged as collateral for options and swaps as of March 31,
2026.

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, centrally cleared interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
3.66% (SOFR +
0.00%) 3.896 Annual/Annual MSCS 12/15/2037 41,700,000 $ 303,280 $ 0 $ 303,280
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured overnight Financing Rate